Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

NOTE 10. COMMITMENTS AND CONTINGENCIES

Environmental—We are subject to certain requirements and potential liabilities under various federal, state and local environmental laws, ordinances, and regulations. Such requirements often impose liability without regard to whether the current or previous owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. Although we have incurred and expect to incur remediation and other environmental costs during the ordinary course of operations, we anticipate that such costs will not have a material effect on our financial condition, results of operations, or cash flows.

Litigation—We are party to a number of pending claims and lawsuits arising in the normal course of business. We maintain general and other liability insurance; however, certain costs of defending lawsuits, such as those below the insurance deductible amount, are not covered by or are only partially covered by insurance policies, or the insurance carriers could refuse to cover certain claims in whole or in part. We regularly evaluate ultimate liability costs with respect to such claims and lawsuits. We accrue costs incurred from defending litigation as they become determinable. We do not consider our ultimate liability with respect to any single claim or lawsuit, or the aggregate of such claims and lawsuits, to be material in relation to our condensed consolidated balance sheets, results of operations, or cash flows taken as a whole.

Casualty Losses—We maintain insurance for property and casualty damage, subject to deductibles and policy terms and conditions, attributable to wind, flood, and earthquakes. We also maintain business interruption insurance.

Tax Contingencies—We are subject to regular audits by federal and state tax authorities. These audits may result in additional tax liabilities. The Internal Revenue Service (the “IRS”) is currently auditing the tax returns of La Quinta Corporation, one of our former REITs prior to the Pre-IPO Transactions, and BRE/LQ Operating Lessee Inc., one of our former taxable REIT subsidiaries prior to the Pre-IPO Transactions, in each case for the tax years ended December 31, 2010 and 2011. We received a draft notice of proposed adjustment from the IRS on January 9, 2014, and the notice of proposed adjustment was issued to us on June 2, 2014. We submitted a timely response to the notice of proposed adjustment and, on July 7, 2014, we received an IRS 30-Day Letter proposing to impose a 100% tax on the REIT totaling $158 million for the periods under audit in which the IRS has asserted that the rent charged for these periods under the lease of hotel properties from the REIT to the taxable REIT subsidiary exceeded an arm’s length rent. In addition, the IRS proposed to eliminate $89 million of net operating loss carryforwards for the taxable REIT subsidiary for the tax years 2006 through 2009; however, in an IRS rebuttal received on September 26, 2014, the IRS conceded its proposed adjustment on this point was incorrect. We disagree with the IRS’ position with respect to rents charged by the REIT to its taxable REIT subsidiary and have appealed the proposed tax and adjustments to the IRS Appeals Office. In determining amounts payable by our taxable REIT subsidiary under the lease, we engaged a third party to prepare a transfer pricing study contemporaneous with the lease which concluded that the lease terms were consistent with an arm’s length rent as required by relevant provisions of the Internal Revenue Code of 1986 (the “Internal Revenue Code”) and applicable Treasury Regulations. We believe the IRS transfer pricing methodologies applied in the audits contain flaws and that the IRS proposed tax and adjustments are inconsistent with the U.S. federal tax laws related to REITs. We have concluded that the positions reported on our tax returns under audit by the IRS are, based on their technical merits, more-likely-than-not to be sustained upon examination. Accordingly, as of September 30, 2014, we have not established any reserves related to this proposed adjustment or any other issues reflected on the returns under examination.

Purchase Commitments—As of September 30, 2014, we had approximately $22.0 million of purchase commitments related to certain continuing redevelopment and renovation projects.

Franchise Commitments—Under certain franchise agreements, we are committed to provide certain incentive payments, reimbursements, rebates, and other payments to help defray certain costs. Our obligation to fund these commitments is contingent upon certain conditions set forth in the respective franchise agreement. The franchise agreements generally require that, in the event that the franchise relationship is terminated, the franchisee is required to repay any outstanding balance plus any unamortized portion of any incentive payment. As of September 30, 2014, we had $1.6 million in outstanding commitments owed to various franchisees for such financial assistance.

Note 14. Commitments and contingencies

Environmental—We are subject to certain requirements and potential liabilities under various federal, state and local environmental laws, ordinances, and regulations. Such requirements often impose liability without regard to whether the current or previous owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. Although we have incurred and expect to incur remediation and other environmental costs during the ordinary course of operations, we anticipate that such costs will not have a material effect on our operations or our combined financial condition, results of operations, or cash flows.

Litigation—We are also party to a number of other pending claims and lawsuits arising in the normal course of business. We maintain general and other liability insurance; however, certain costs of defending lawsuits, such as those below the insurance deductible amount, are not covered by or are only partially covered by insurance policies, or the insurance carriers could refuse to cover certain claims in whole or in part. We regularly evaluate our ultimate liability costs with respect to such claims and lawsuits. We accrue costs incurred from defending litigation as they become determinable. We do not consider our ultimate liability with respect to any single claim or lawsuit, or the aggregate of such claims and lawsuits, to be material in relation to our combined financial condition, results of operations, or our cash flows taken as a whole.

Casualty losses—We maintain insurance for property and casualty damage, subject to deductibles and policy terms and conditions, attributable to wind, flood, and earthquakes. We also maintain business interruption insurance.

In 2013, one of our hotels in Minnesota sustained damage from wind and another in Louisiana sustained damage from a tornado. In 2012, one of our hotels in Oklahoma and another in Ohio sustained damage from wind. In addition, four of our hotels in Missouri and five in Texas sustained damage from hail storms. Additionally, 23 hotels in Florida, Louisiana, Alabama, Massachusetts, Rhode Island, New York and Connecticut were impacted by hurricanes.

We have filed insurance claims with our insurance carriers related to these casualty disasters. As of December 31, 2013 and 2012, we have a receivable due from insurance carriers for expected insurance proceeds of approximately $0.4 million and $0.9 million, respectively, for property damage, which is included within accounts receivable in the accompanying combined balance sheets. During 2013 and 2012, we recorded a loss of approximately $0.5 million and $5.3 million, respectively, related to property damage which is included in other lodging and operating expenses in the accompanying combined statements of operations.

Tax contingencies—We are subject to regular audits by federal and state tax authorities. These audits may result in additional tax liabilities. The Internal Revenue Service (“IRS”) is currently auditing the tax returns of one of our REITs and a taxable REIT subsidiary for the tax years ended December 31, 2011 and 2010. On January 9, 2014, we received a draft notice of proposed adjustment from the IRS in the amount of $158 million for the periods under audit in which the IRS has preliminarily asserted that the rent charged for these periods under the lease of hotel properties from the REIT to the taxable REIT subsidiary exceeded an arm’s length rent. We have reviewed the draft notice from the IRS, considered its content, and intend to seek additional input from the IRS. However, we continue to believe that the positions reported on our tax returns under audit by the IRS are, based on their technical merits, more-likely-than-not to be sustained upon examination. Accordingly, as of December 31, 2013, we have not established any reserves related to this draft proposed adjustment or any other issues reflected on the returns under examination.

We believe that we have appropriately provided for taxes in the accompanying combined financial statements. Several factors drive the calculation of our tax reserves. Some of these factors include: (i) the expiration of various statutes of limitations, (ii) changes in tax law and regulations, (iii) issuance of tax rulings, and (iv) settlements with tax authorities. Changes in any of these factors may result in adjustments to our reserves, which could materially impact our combined financial statements.

Purchase commitments—As of December 31, 2013, we had approximately $53.9 million of purchase commitments related to certain continuing redevelopment and renovation projects and other contractual obligations.

Franchise commitments—Under certain franchise agreements, we are committed to provide certain incentive payments, reimbursements, rebates, and other payments to help defray certain franchisee costs. Our obligation to fund these commitments is contingent upon certain conditions set forth in the respective franchise agreement. Our franchise agreements generally require that, in the event that the franchise relationship is terminated, the franchisee is required to pay any outstanding balance owing to us, including the unamortized portion of any incentive payment. As of December 31, 2013, we had approximately $0.5 million in outstanding commitments owed to various franchisees for such financial assistance.

Long-term incentives—Certain members of our management and others associated with Blackstone (the “LTI Participants”) are eligible to receive long-term incentives evidenced by units (the “Units”) in LQ Services L.L.C. (“LQ Services”), which indirectly holds interests in the Company, which Units are intended to be treated as “profits interests” for U.S. tax purposes. Units are typically granted by our Chief Executive Officer, in consultation with Blackstone, to key employees upon hire. Unit levels may also be adjusted to recognize changing job responsibilities. All of the Units are subject to exit-based vesting and will vest on the date when there is a sale, transfer or disposition of all or substantially all of the assets of the Holdcos to an unaffiliated entity which results in distributions being payable to the holders of the Units (a “Liquidity Event”), subject to an LTI Participant’s continued employment on such date. The value in respect of Units is determined based upon the amounts received by Blackstone pursuant to a Liquidity Event, net of certain debt repayments and return of equity to Blackstone. As payments in respect of the Units are contingent on occurrence of a Liquidity Event, which is not assessed to be probable as of the date of the financial statements, no expense has been accrued or recognized for Units granted as of or for the years ended December 31, 2013, 2012, or 2011. Any expense that could result in respect of the Units would be recorded at the time of a Liquidity Event.